Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

Year Ended December 31,	2014	2013

Current:
Federal	$-	$-
State	1,600	800

Total current	1,600	800

Deferred:
Federal	-	-
State	-	-

Total deferred	-	-

Provision for income taxes	$1,600	$800

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities consist of the following:

December 31,	2014	2013

Deferred tax assets
Net operating losses	$2,631,000	$1,866,000
Patents	326,000	560,000
Accrued expenses	952,000	550,000
R&D credits	85,000	57,000
Warrants	765,000	45,000

Total	4,759,000	3,078,000

Less: Valuation allowance	(4,759,000)	(3,078,000)

	$-	$-